Submission	Dec. 03, 2025
Submission [Line Items]
Central Index Key	0000107832
Registrant Name	WISCONSIN POWER & LIGHT CO
Registration File Number	333-276062-02
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A